NOTE 8 - TAXES	12 Months Ended
Jun. 30, 2018
Notes
NOTE 8 - TAXES

NOTE 8 – TAXES

(a)    Corporate Income Taxes (“CIT”)

Dogness is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Under Hong Kong tax laws, subsidiaries in Hong Kong are subject to statutory income tax rate at 16.5% if revenue is generated in Hong Kong and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% beginning October 2015, which is now in renewal process, and if approved, will valid for another three years.

EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the fiscal year 2018, 2017 and 2016 were reported at a reduced rate of 15% as a result of Dongguan Jiasheng being approved as HNTE. The impact of the tax holidays noted above decreased foreign taxes by $545,805, $552,132 and $368,102 for the years ended June 30, 2018, 2017 and 2016, respectively. The benefit of the tax holidays on net income per share (basic and diluted) $0.03, $0.04 and $0.02 for the years ended June 30, 2018, 2017 and 2016, respectively.  As of June 30, 2018, the tax years ended December 31, 2012 through December 31, 2017 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2018	2017		2016
Hong Kong Statutory income tax rate	16.5%	16.5%		16.5%
Income not generated in Hong Kong	(15.3%)	(15.4%	)	(14.8%	)
China statutory income tax rate	25.0%	25.0%		25.0%
Effect of PRC preferential tax rate and tax holidays	(8.3%)	(9.3%)		(9.1%	)
Non-deductible permanent difference	(1.8%)	(1.6%	)	(2.5%)
Research and development tax credit	(0.9%)	(0.1%	)	(0.3%	)
Effective tax rate	15.2%	15.1%		14.8%

The provision for income tax consists of the following:

	For the years ended June 30,
	2018	2017	2016
Current income tax provision	$ 938,119	$ 889,799	$ 673,319
Deferred income tax provision (benefit)	(12,747)	53,398	(66,509)
Total income tax expense	$ 925,372	$ 943,197	$ 606,810

The components of deferred tax assets and deferred tax liability as of June 30, 2018 and 2017 consist of the following:

	June 30, 2018	June 30, 2017
Deferred tax assets:
Net operating losses	$24,717	$-
Inventory and accounts receivable reserves	-	9,543
	$24,717	$9,543

Deferred tax liability
Inventory and accounts receivable reserves	(2,420)	-
Deferred tax assets (liability) - Net	$22,297	$9,543

(b)   Taxes Payable

The Company’s taxes payable consists of the following:

	June 30, 2018	June 30, 2017

VAT tax payable	$(125,515)	$(7,042)
Other tax payable	5,205	-
Corporate income tax payable	2,416,098	1,525,560
Total taxes payable	$2,295,788	$1,518,518